Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES)
Account Value [Line Items]
Line Graph and Table Measure Name			Series E (Total Return Bond Series)
Account Value	$ 12,813	$ 12,813	$ 12,813			$ 13,109			$ 12,463			$ 12,411			$ 12,428			$ 11,616			$ 11,969			$ 12,044			$ 11,620			$ 11,454			$ 11,976			$ 12,933			$ 13,858			$ 13,850			$ 13,818			$ 13,403			$ 13,918			$ 13,526			$ 13,184			$ 12,473			$ 12,186			$ 12,262			$ 12,068			$ 11,810			$ 11,663			$ 11,604			$ 11,595			$ 11,511			$ 11,532			$ 11,377			$ 11,236			$ 11,008			$ 10,806			$ 10,907			$ 10,592			$ 10,263			$ 10,115			$ 10,154			$ 10,126			$ 10,170			$ 10,000
Average Annual Return, Percent	3.09%	1.01%	2.51%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES)
Account Value [Line Items]
Line Graph and Table Measure Name			Series F (Floating Rate Strategies Series)
Account Value	$ 14,570	$ 14,570	$ 14,570	$ 14,494	$ 14,372	14,284	$ 14,243	$ 14,149	14,064	$ 14,064	$ 13,957	13,903	$ 13,795	$ 13,687	13,639	$ 13,472	$ 13,321	13,343	$ 13,262	$ 13,111	12,965	$ 12,653	$ 12,700	12,632	$ 12,632	$ 12,586	12,274	$ 12,211	$ 12,061	11,920	$ 12,206	$ 12,045	11,760	$ 12,029	$ 12,323	12,323	$ 12,323	$ 12,405	12,379	$ 12,303	$ 12,339	12,344	$ 12,263	$ 12,222	12,250	$ 12,231	$ 12,186	12,151	$ 12,171	$ 12,137	12,077	$ 11,934	$ 11,775	11,756	$ 11,726	$ 11,602	11,411	$ 11,383	$ 10,997	10,639	$ 11,913	$ 12,118	12,076	$ 11,900	$ 11,806	11,872	$ 11,820	$ 11,848	11,751	$ 11,720	$ 11,786	11,587	$ 11,653	$ 11,467	11,223	$ 11,520	$ 11,613	11,622	$ 11,547	$ 11,511	11,430	$ 11,456	$ 11,452	11,439	$ 11,400	$ 11,400	11,314	$ 11,292	$ 11,275	11,202	$ 11,159	$ 11,163	11,094	$ 11,090	$ 11,056	11,035	$ 11,015	$ 10,965	10,935	$ 10,848	$ 10,810	10,735	$ 10,643	$ 10,573	10,421	$ 10,441	$ 10,359	10,186	$ 9,932	$ 10,045	10,073	$ 10,159	$ 10,222	10,237	$ 10,273	$ 10,320	10,278	$ 10,290	$ 10,248	10,175	$ 10,130	$ 10,019	10,000
Average Annual Return, Percent	6.83%	3.83%	3.84%
Variable Annuity, SERIES P (HIGH YIELD SERIES)
Account Value [Line Items]
Line Graph and Table Measure Name			Series P (High Yield Series)
Account Value	$ 15,423	$ 15,423	$ 15,423			15,380			14,686			14,552			14,330			13,512			13,370			13,167			12,792			12,302			12,367			13,544			14,166			14,088			13,898			13,498			13,439			12,648			12,088			11,049			12,843			12,594			12,424			12,077			11,497			12,086			11,891			11,845			11,991			11,898			11,705			11,522			11,287			10,932			10,353			9,695			9,605			9,876			10,372			10,239			10,000
Average Annual Return, Percent	7.63%	3.73%	4.43%
Bloomberg U.S. Aggregate Bond Index, Series E (Total Return Bond Series)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432			11,793			11,210			11,203			11,291			10,570			10,923			11,016			10,699			10,502			11,026			11,569			12,299			12,298			12,291			12,071			12,492			12,409			12,332			11,985			11,620			11,599			11,341			11,003			10,688			10,516			10,514			10,531			10,687			10,645			10,556			10,405			10,321			10,638			10,589			10,360			10,055			10,113			9,990			10,161			10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index, Series F (Floating Rate Strategies Series)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index, Series P (High Yield Series)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432			11,793			11,210			11,203			11,291			10,570			10,923			11,016			10,699			10,502			11,026			11,569			12,299			12,298			12,291			12,071			12,492			12,409			12,332			11,985			11,620			11,599			11,341			11,003			10,688			10,516			10,514			10,531			10,687			10,645			10,556			10,405			10,321			10,638			10,589			10,360			10,055			10,113			9,990			10,161			10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P UBS Leveraged Loan Index, Series F (Floating Rate Strategies Series)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Account Value	$ 16,495	$ 16,495	$ 16,495	$ 16,399	$ 16,263	16,126	$ 16,009	$ 15,914	15,798	$ 15,755	$ 15,613	15,508	$ 15,380	$ 15,244	15,126	$ 14,887	$ 14,711	14,707	$ 14,579	$ 14,413	14,227	$ 13,916	$ 13,928	13,797	$ 13,811	$ 13,724	13,381	$ 13,333	$ 13,187	13,076	$ 13,365	$ 13,163	12,922	$ 13,194	$ 13,533	13,510	$ 13,505	$ 13,572	13,524	$ 13,439	$ 13,460	13,428	$ 13,342	$ 13,277	13,278	$ 13,223	$ 13,155	13,089	$ 13,081	$ 12,993	12,831	$ 12,666	$ 12,402	12,381	$ 12,296	$ 12,114	11,890	$ 11,732	$ 11,303	10,838	$ 12,381	$ 12,550	12,484	$ 12,286	$ 12,219	12,278	$ 12,227	$ 12,261	12,166	$ 12,139	$ 12,167	11,977	$ 11,991	$ 11,806	11,541	$ 11,811	$ 11,908	11,907	$ 11,827	$ 11,778	11,682	$ 11,670	$ 11,647	11,591	$ 11,554	$ 11,533	11,410	$ 11,366	$ 11,353	11,278	$ 11,232	$ 11,248	11,160	$ 11,168	$ 11,125	11,077	$ 11,068	$ 11,004	10,945	$ 10,822	$ 10,787	10,704	$ 10,612	$ 10,529	10,383	$ 10,379	$ 10,285	10,094	$ 9,834	$ 9,889	9,962	$ 10,057	$ 10,147	10,161	$ 10,229	$ 10,296	10,287	$ 10,319	$ 10,299	10,207	$ 10,167	$ 10,026	10,000
Average Annual Return, Percent	9.05%	5.73%	5.13%
Bloomberg U.S. Corporate High Yield Index, Series P (High Yield Series)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	$ 16,552	$ 16,552			$ 16,523			$ 15,694			$ 15,524			$ 15,299			$ 14,276			$ 14,211			$ 13,967			$ 13,486			$ 12,946			$ 13,030			$ 14,450			$ 15,185			$ 15,077			$ 14,945			$ 14,546			$ 14,423			$ 13,549			$ 12,954			$ 11,757			$ 13,466			$ 13,122			$ 12,950			$ 12,634			$ 11,779			$ 12,338			$ 12,049			$ 11,926			$ 12,029			$ 11,973			$ 11,741			$ 11,492			$ 11,190			$ 10,997			$ 10,418			$ 9,874			$ 9,553			$ 9,755			$ 10,253			$ 10,252			$ 10,000
Average Annual Return, Percent	8.19%	4.21%	5.17%